LONG-TERM INVESTMENTS IN EQUITY INVESTEES - Basis difference (Details) - DayOne data center limited - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Carrying value of investment in DayOne	¥ 9,164,612	¥ 7,537,604
Proportionate share of DayOne's net assets	7,400,695	5,525,585
Basis difference	1,763,917	2,012,019
Basis difference assigned to:
Tangible and intangible assets	49,391	99,153
Goodwill	1,725,345	1,934,680
Deferred tax liabilities	(10,819)	(21,814)
Basis difference	¥ 1,763,917	¥ 2,012,019